DERIVATIVES (FAIR VALUE BY BALANCE SHEET LOCATION) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Gross amounts recognized	$ (0.2)	$ 0.2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gross amounts recognized	107.2	156.4
Liabilities	1,081.7	905.5
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Other Invested Assets [Member]
Derivatives, Fair Value [Line Items]
Gross amounts recognized	107.2	156.2
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Invested Assets [Member]
Derivatives, Fair Value [Line Items]
Gross amounts recognized	0	0.2
Liabilities	0.2	0
Not Designated as Hedging Instrument [Member] | Equity Index Annuities - Embedded Derivative [Member] | Future Policy Benefits [Member]
Derivatives, Fair Value [Line Items]
Liabilities	1,081.5	903.7
Not Designated as Hedging Instrument [Member] | Reinsurance Payable - Embedded Derivative [Member] | Future Policy Benefits [Member]
Derivatives, Fair Value [Line Items]
Liabilities	$ 0	$ 1.8